Employee benefit plans (Details Narrative) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Contribution expenses	$ 0.1	$ 0.1	$ 0.1	$ 0.2